Loan receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan Receivables
Loans receivable at amortized cost	¥ 823,770	¥ 818,114
Accrued interest	153,181
Gross loans receivable	976,951	818,114
Less: Credit impairment losses	(397,297)	(26,724)
Loan receivables, net of allowance	¥ 579,654	¥ 791,390